Label	Element	Value
TIAA-CREF Managed Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TIAA-CREF Managed Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks favorable returns that reflect the broad investment performance of the financial markets through capital appreciation and investment income. The Fund will pursue this goal through a “fund of funds” approach, whereby the Fund will make investments primarily in other mutual funds.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2018, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will remain in place for the duration noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively stable asset allocation strategy and will generally seek to meet its investment objective by investing: (1) approximately 60.00% of its assets in equity Underlying Funds, including up to 5.00% of its assets in real estate Underlying Funds; and (2) approximately 40.00% of its assets in fixed-income Underlying Funds (“target allocations”).

The Fund currently intends to invest in the following equity Underlying Funds: Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Quant Large-Cap Growth Fund, Quant Large-Cap Value Fund, Quant International Equity Fund, Quant International Small-Cap Equity Fund, Quant Small-Cap Equity Fund, Quant Small/Mid-Cap Equity Fund, Emerging Markets Equity Fund, International Equity Fund, International Opportunities Fund and Real Estate Securities Fund.

The Fund currently intends to invest in the following fixed-income Underlying Funds: Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, International Bond Fund and Short-Term Bond Fund.

As a result of its investments in the Underlying Funds, the Managed Allocation Fund’s returns will reflect investments in a mix of domestic stocks of companies of all sizes, foreign equities, real estate securities and a variety of domestic and foreign fixed-income instruments of private and governmental issuers of varying maturities and credit qualities. To maintain an appropriate allocation among the Underlying Funds, the portfolio managers monitor the foreign and domestic equity markets, as well as overall financial and economic conditions. If the portfolio managers believe that the relative attractiveness of the markets in which the equity and fixed-income funds are invested changes, they can adjust the percentage of investments in these Underlying Funds up or down by up to ten percentage points. At any given time the Fund may hold between 0% to 5% of its assets in real estate funds. The Fund’s composite benchmark is a composite of three benchmark indices representing three types of market sectors within the equity and fixed-income Underlying Fund asset classes, i.e., domestic equity, international equity and fixed-income. The composite index is created by applying the results of the benchmark for each of these three market sectors in proportion to the Fund’s target allocations among the three market sectors. For more information about the different indices that comprise the Fund’s composite benchmark index, please see “Additional information about the Fund’s composite index” below.

The composition of the Fund’s fixed-income portion will vary depending on the shape of the yield curve. This means that when there is not much difference between the yield on short-term and long-term bonds, the Fund would normally increase its investments in the Short-Term Bond Fund. The Fund will have less than 5% of its assets in the High-Yield Fund.

The Fund might sometimes be even more heavily weighted toward equities or fixed-income, if the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), believes market conditions warrant. For example, the Fund might increase its holdings in fixed-income funds in periods when Advisors believes equity markets will decline.

As part of the Fund’s ability to invest in unaffiliated investment products or pools noted above, the Board has authorized the Fund to invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”). The Fund may use investments in ETFs and ETNs to gain exposure to various market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs and ETNs for cash management, hedging or defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.

For flexibility in meeting redemptions, expenses and the timing of new investments, and as a short-term defense during periods of unusual volatility, the Fund may invest in government securities (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), short-term paper or shares of the Money Market Fund. For temporary defensive purposes, the Managed Allocation Fund may invest without limitation in such securities. The Fund cannot guarantee that this strategy will be successful.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2018, are listed in the chart below. These allocations may change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
Equity	61.63%	U.S. Equity	42.55%	• Growth & Income Fund	8.71%
				• Large-Cap Growth Fund	7.82%
				• Large-Cap Value Fund	7.73%
				• Quant Large-Cap Growth Fund	7.04%
				• Quant Large-Cap Value Fund	6.96%
				• Quant Small-Cap Equity Fund	2.47%
				• Quant Small/Mid-Cap Equity Fund	1.82%
		International Equity	19.08%	• Quant International Equity Fund	5.49%
				• International Equity Fund	3.93%
				• International Opportunities Fund	3.84%
				• Emerging Markets Equity Fund	3.26%
				• Quant International Small-Cap Equity Fund	2.56%
Fixed-Income	38.37%	Fixed-Income	38.37%	• Bond Plus Fund	38.37%

Total	100.00%	100.00%	100.00%

Risk [Heading]	rr_RiskHeading	Principal investment risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The risks of investing in Underlying Funds with foreign investments include increased risks of adverse issuer, political, regulatory, currency, market or economic developments than investments in U.S. issuers, which can result in greater market and price volatility. These risks may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement and Retail classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	As of the close of business on December 31, 2017, the Managed Allocation Fund Composite Index consisted of: 42.0% Russell 3000® Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. For the composition of the composite benchmark prior to December 31, 2017, please refer to the non-summary portion of the Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2018, was 0.30%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 12.65%, for the quarter ended June 30, 2009. Worst quarter: -14.15%, for the quarter ended December 31, 2008.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2018, was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.15%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2017
TIAA-CREF Managed Allocation Fund | Morningstar Moderate Target Risk Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.66%
5 Years	rr_AverageAnnualReturnYear05	7.95%
10 Years	rr_AverageAnnualReturnYear10	5.81%
TIAA-CREF Managed Allocation Fund | Managed Allocation Fund Composite Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.93%	[1]
5 Years	rr_AverageAnnualReturnYear05	8.74%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.96%	[1]
TIAA-CREF Managed Allocation Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.42%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	132
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	232
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 527
Annual Return 2008	rr_AnnualReturn2008	(28.64%)
Annual Return 2009	rr_AnnualReturn2009	22.46%
Annual Return 2010	rr_AnnualReturn2010	13.44%
Annual Return 2011	rr_AnnualReturn2011	0.31%
Annual Return 2012	rr_AnnualReturn2012	14.65%
Annual Return 2013	rr_AnnualReturn2013	16.96%
Annual Return 2014	rr_AnnualReturn2014	5.16%
Annual Return 2015	rr_AnnualReturn2015	0.56%
Annual Return 2016	rr_AnnualReturn2016	6.93%
Annual Return 2017	rr_AnnualReturn2017	17.07%
1 Year	rr_AverageAnnualReturnYear01	17.07%
5 Years	rr_AverageAnnualReturnYear05	9.14%
10 Years	rr_AverageAnnualReturnYear10	5.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
TIAA-CREF Managed Allocation Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.41%
5 Years	rr_AverageAnnualReturnYear05	7.45%
10 Years	rr_AverageAnnualReturnYear10	4.59%
TIAA-CREF Managed Allocation Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.16%
5 Years	rr_AverageAnnualReturnYear05	6.64%
10 Years	rr_AverageAnnualReturnYear10	4.20%
TIAA-CREF Managed Allocation Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.67%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	370
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 832
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	8.84%
10 Years	rr_AverageAnnualReturnYear10	5.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
TIAA-CREF Managed Allocation Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	$ 15.00
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.70%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 865
1 Year	rr_AverageAnnualReturnYear01	16.64%
5 Years	rr_AverageAnnualReturnYear05	8.84%
10 Years	rr_AverageAnnualReturnYear10	5.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006

[1]	As of the close of business on December 31, 2017, the Managed Allocation Fund Composite Index consisted of: 42.0% Russell 3000® Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World Index ex USA Investable Market Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time. For the composition of the composite benchmark prior to December 31, 2017, please refer to the non-summary portion of the Prospectus.
[2]	"Acquired Fund fees and expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund fees and expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund's annual report.
[3]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, LLC ("Advisors"), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.25% of average daily net assets for Retirement Class shares; and (iii) 0.25% of average daily net assets for Retail Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees.